World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2015

Dates Covered
Collections Period	04/01/15 - 04/30/15
Interest Accrual Period	04/15/15 - 05/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/15	103,676,795.82	12,535
Yield Supplement Overcollateralization Amount at 03/31/15	1,071,200.90	0
Receivables Balance at 03/31/15	104,747,996.72	12,535
Principal Payments	6,999,376.04	368
Defaulted Receivables	205,468.01	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/15	944,110.41	0
Pool Balance at 04/30/15	96,599,042.26	12,154

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Pool Factor	13.06%

Prepayment ABS Speed	1.26%

Overcollateralization Target Amount	7,242,800.30
Actual Overcollateralization	7,242,800.30

Weighted Average APR	4.35%
Weighted Average APR, Yield Adjusted	5.64%
Weighted Average Remaining Term	23.67

Delinquent Receivables:
Past Due 31-60 days	2,575,947.34	228
Past Due 61-90 days	367,142.76	35
Past Due 91 + days	77,657.73	9
Total	3,020,747.83	272

Total 31+ Delinquent as % Ending Pool Balance	3.13%

Recoveries	169,226.76

Aggregate Net Losses/(Gains) - April 2015	36,241.25
Current Net Loss Ratio (Annualized)	0.42%

Cumulative Net Loss as a % Aggregate Starting Principal Balance	1.02%

Flow of Funds	$ Amount

Collections	7,536,800.95
Advances	(906.59)
Investment Earnings on Cash Accounts	1,099.45
Servicing Fee	(87,290.00)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,449,703.81

Distributions of Available Funds
(1) Class A Interest	85,608.77
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,077,753.56
(7) Distribution to Certificateholders	254,673.03
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,449,703.81

Servicing Fee	87,290.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 04/15/15	96,433,995.52
Principal Paid	7,077,753.56
Note Balance @ 05/15/15	89,356,241.96

Class A-1
Note Balance @ 04/15/15	0.00
Principal Paid	0.00
Note Balance @ 05/15/15	0.00
Note Factor @ 05/15/15	0.0000000%

Class A-2
Note Balance @ 04/15/15	0.00
Principal Paid	0.00
Note Balance @ 05/15/15	0.00
Note Factor @ 05/15/15	0.0000000%

Class A-3
Note Balance @ 04/15/15	0.00
Principal Paid	0.00
Note Balance @ 05/15/15	0.00
Note Factor @ 05/15/15	0.0000000%

Class A-4
Note Balance @ 04/15/15	77,240,995.52
Principal Paid	7,077,753.56
Note Balance @ 05/15/15	70,163,241.96
Note Factor @ 05/15/15	80.1581633%

Class B
Note Balance @ 04/15/15	19,193,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	19,193,000.00
Note Factor @ 05/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	117,277.22
Total Principal Paid	7,077,753.56
Total Paid	7,195,030.78

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.33000%
Interest Paid	85,608.77
Principal Paid	7,077,753.56
Total Paid to A-4 Holders	7,163,362.33

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1664158
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.0432986
Total Distribution Amount	10.2097144

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.9780394
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	80.8599646
Total A-4 Distribution Amount	81.8380040

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/15	23,273.66
Balance as of 04/30/15	22,367.07
Change	(906.59)

Reserve Account
Balance as of 04/15/15	1,810,700.07
Investment Earnings	223.25
Investment Earnings Paid	(223.25)
Deposit/(Withdrawal)	-
Balance as of 05/15/15	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07